                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-08006

                          SCUDDER MG INVESTMENTS TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        10/31

Date of reporting period:       04/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Short-Term Municipal Bond Fund

Semiannual Report to Shareholders

April 30, 2005

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Additionally, a portion of the fund's returns may be subject to federal, state, local and alternative minimum tax. Finally, insurance pertains to the timely payment of principal and interest by the issuer of the underlying securities, and not to the value of the fund's shares. Please read the fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary April 30, 2005

Classes A, B, C, Investment and Institutional

All performance shown is historical, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 2%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class and Investment Class shares are not subject to sales charges.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all the periods shown for Class A and Institutional Class and for the 3-year, 5-year and life of class periods shown for the Investment Class reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class. A portion of the fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class A, B and C for the periods prior to their inception on February 28, 2003 and Investment Class shares on December 3, 1997 are derived from the historical performance of Institutional Class shares of the Scudder Short-Term Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 4/30/05
Scudder Short-Term Municipal Bond Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	.79%	2.17%	2.85%	3.82%	4.28%
Class B	.33%	1.34%	2.06%	3.03%	3.49%
Class C	.33%	1.33%	2.06%	3.03%	3.49%
Institutional Class	.81%	2.35%	3.10%	4.07%	4.54%
Lehman Brothers 1-Year G.O. Bond Index+	.25%	.94%	1.91%	3.32%	3.92%
Scudder Short-Term Municipal Bond Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Investment Class	.90%	2.40%	2.98%	3.90%	4.40%
Lehman Brothers 1-Year G.O. Bond Index+	.25%	.94%	1.91%	3.32%	3.92%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class	Investment Class
Net Asset Value: 4/30/05	$ 10.29	$ 10.28	$ 10.28	$ 10.29	$ 10.28
10/31/04	$ 10.33	$ 10.33	$ 10.33	$ 10.33	$ 10.33
Distribution Information: Six Months: Income Dividends as of 4/30/05	$ .12	$ .08	$ .08	$ .13	$ .13

Growth of an Assumed $1,000,000 Investment
[] Scudder Short-Term Municipal Bond Fund — Institutional Class [] Lehman Brothers 1-Year G.O. Bond Index+

Yearly periods ended April 30
Comparative Results as of 4/30/05
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$1,023,500	$1,095,900	$1,221,000	$1,558,400
	Average annual total return	2.35%	3.10%	4.07%	4.54%
Lehman Brothers 1-Year G.O. Bond Index+	Growth of $1,000,000	$1,009,400	$1,058,500	$1,177,600	$1,466,224
	Average annual total return	.94%	1.91%	3.32%	3.92%

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

+ The Lehman Brothers 1-Year General Obligation Bond Index is an unmanaged index including bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $75 million, having an amount outstanding of at least $7 million, a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and issued after December 31, 1990. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Comparative Results as of 4/30/05
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Investment Class	Growth of $10,000	$10,240	$10,920	$12,107	$15,377
	Average annual total return	2.40%	2.98%	3.90%	4.40%
Lehman Brothers 1-Year G.O. Bond Index+	Growth of $10,000	$10,094	$10,585	$11,776	$14,662
	Average annual total return	.94%	1.91%	3.32%	3.92%

Comparative Results (Adjusted for Maximum Sales Charge) as of 4/30/05
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,013	$10,662	$11,820	$14,899
	Average annual total return	.13%	2.16%	3.40%	4.07%
Class B	Growth of $10,000	$9,835	$10,431	$11,510	$14,095
	Average annual total return	-1.65%	1.42%	2.85%	3.49%
Class C	Growth of $10,000	$10,133	$10,630	$11,609	$14,094
	Average annual total return	1.33%	2.06%	3.03%	3.49%
Lehman Brothers 1-Year G.O. Bond Index+	Growth of $10,000	$10,094	$10,585	$11,776	$14,662
	Average annual total return	.94%	1.91%	3.32%	3.92%

The growth of $10,000 is cumulative.

+ The Lehman Brothers 1-Year General Obligation Bond Index is an unmanaged index including bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $75 million, having an amount outstanding of at least $7 million, a maturity of one to two years, backed by the full faith and credit of an issuer with taxing power, and issued after December 31, 1990. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Institutional Class Lipper Rankings — Short Municipal Debt Funds Category as of 4/30/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	4	of	63	7
3-Year	2	of	45	5
5-Year	2	of	35	6
10-Year	1	of	25	4

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

Class S

Class S shares are no longer available to new investors except under certain circumstances. (Please see the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit myScudder.com (Class S) for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns and rankings may differ by share class. A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class S shares for the periods prior to its inception on February 28, 2005 are derived from the historical performance of Institutional Class shares of the Scudder Short-Term Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of Class S. Any difference in expenses will affect performance.

Average Annual Total Returns as of 4/30/05
Scudder Short-Term Municipal Bond Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class S	.76%	2.21%	2.94%	3.91%	4.37%
Lehman Brothers 1-Year G.O. Bond Index+	.25%	.94%	1.91%	3.32%	3.92%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
Class S
Net Asset Value: 4/30/05	$ 10.28
2/28/05 (commencement of operations for Class S shares)	$ 10.30
Distribution Information: Two Months: Income Dividends as of 4/30/05	$ .05
Growth of an Assumed $10,000 Investment
[] Scudder Short-Term Municipal Bond Fund — Class S [] Lehman Brothers 1-Year G.O. Bond Index+

Yearly periods ended April 30
Comparative Results as of 4/30/05
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,221	$10,909	$12,116	$15,341
	Average annual total return	2.21%	2.94%	3.91%	4.37%
Lehman Brothers 1-Year G.O. Bond Index+	Growth of $10,000	$10,094	$10,585	$11,776	$14,662
	Average annual total return	.94%	1.91%	3.32%	3.92%

The growth of $10,000 is cumulative.

+ The Lehman Brothers 1-Year General Obligation Bond Index is an unmanaged index including bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $75 million, having an amount outstanding of at least $7 million, a maturity of one to two years, backed by the full faith and credit of an issuer with taxing power, and issued after December 31, 1990. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, Class S and Institutional Class shares limited these expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended April 30, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transactions costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2005
Actual Fund Return	Class A	Class B	Class C	Investment Class	Class S**	Institutional Class
Beginning Account Value 11/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/05	$ 1,007.90	$ 1,003.30	$ 1,003.30	$ 1,009.00	$ 1,007.60	$ 1,008.10
Expenses Paid per $1,000*	$ 3.98	$ 7.65	$ 7.65	$ 2.94	$ 1.19	$ 2.74
Hypothetical 5% Fund Return	Class A	Class B	Class C	Investment Class	Class S**	Institutional Class
Beginning Account Value 11/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/05	$ 1,020.83	$ 1,017.16	$ 1,017.16	$ 1,021.87	$ 1,007.17	$ 1,022.07
Expenses Paid per $1,000*	$ 4.01	$ 7.70	$ 7.70	$ 2.96	$ 1.19	$ 2.76

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Investment Class	Class S**	Institutional Class
Scudder Short-Term Municipal Bond Fund	.80%	1.54%	1.54%	.59%	.71%	.55%

** For the period February 28, 2005 (commencement of operations) to April 30, 2005.

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Philip G. Condon and Ashton P. Goodfield serve as co-lead portfolio managers for Scudder Short-Term Municipal Bond Fund. Shelly Deitert is a portfolio manager for the fund. In the following interview, the municipal bond management team discusses the fund's strategy and the market environment during the semiannual period ended April 30, 2005.

Q:  Will you describe the performance of the municipal bond market during the semiannual period ended April 30, 2005?

A:  Returns for the municipal bond market, as well as for the overall bond market, were modest over the period. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, rose 1.93% for the six-month period ended April 30, 2005.1 Within the municipal market, shorter-term issues significantly underperformed, as reflected in the 0.25% return for the Lehman Brothers 1-Year General Obligation Bond Index.2 The broad taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 0.98% for the same period.3

1 The Lehman Brothers Municipal Bond Index is an unmanaged broad-based, total-return index comprising more than 35,000 investment-grade, fixed-rate municipal bonds with maturities of at least two years.

2 The Lehman Brothers 1-Year General Obligation Bond Index is an unmanaged index including bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $75 million, having an amount outstanding of at least $7 million, a maturity of one to two years, backed by the full faith and credit of an issuer with taxing power, and issued after December 31, 1990.

3 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The Federal Reserve Board (the Fed) has continued to increase short-term interest rates as it moves to a more neutral monetary policy. Over the period, the federal funds rate — the overnight intrabank lending rate and a benchmark for interest rates generally — was raised four times by 0.25%, to its current level of 2.75%. While there have been pockets of inflationary pressure, the markets generally displayed confidence in the Fed's tightening program, as yields and prices on longer-term bonds were relatively stable. However, yields generally rose on shorter-term issues, with a corresponding negative impact on their prices. (Rising interest rates generally cause the prices of previously issued bonds in the market to fall, as their yields become less attractive relative to current levels.)

The relationship between supply of and demand for municipal issues can be an important factor in the performance of this market. High demand or low supply can drive municipal bond prices higher, while low demand or high supply can have the reverse effect. For the period, the supply of municipal issues coming to market remained relatively heavy and, in fact, between January and March of 2005, set a record for the first quarter of any year. On the demand side, interest from retail investors remained soft because of continued concerns about the potential for a rise in interest rate levels (and decline in bond prices). However, institutions such as insurance companies and hedge funds stepped in to fill this gap. Mutual fund flows have also been positive.

The municipal bond yield curve continued to flatten during the period.4 Most of this flattening occured in the segment of the curve representing bonds with maturities between two and 10 years. (See the graph on the following page for municipal bond yield changes from the beginning to the end of the period.)

4 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as "steep," this is especially true), the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.

Municipal bond yield curve (as of 10/31/04 and 4/30/05)

Maturity

Source: Municipal Market Data

Q:  How did Scudder Short-Term Municipal Bond Fund perform for the semiannual period ended April 30, 2005?

A:  Scudder Short-Term Municipal Bond Fund posted strong relative results in the period, outperforming its benchmark and average Lipper peer. The fund returned 0.79% (Class A shares, unadjusted for sales charges, which, if included, would have reduced performance), compared with a return of 0.25% for its benchmark, the unmanaged Lehman Brothers 1-Year General Obligation Bond Index. The fund also outpaced its average peer in the Lipper Short Municipal Debt Funds category, which gained 0.17%.5 (Please see pages 3 through 8 for the performance of other share classes and more complete performance information.)

5 The Lipper Short Municipal Debt Funds category comprises funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the Short Municipal Debt Funds category.

Q:  How was the fund positioned, and how did this positioning contribute to performance?

A:  The primary driver of the fund's performance over the period was our yield curve positioning. As the municipal yield curve flattened, yields rose and prices fell most significantly among issues in the two- to five-year range of maturities. In anticipation of this flattening, we had "barbelled" the fund's portfolio. In a barbell strategy, the portfolio is more heavily weighted at the short and longer ends of the yield curve, with less invested in the middle maturities. Over the period, we implemented heavy weightings of both very short-term, very stable instruments and bonds in the 10-year maturity range. This positioning helped performance. While we focus strongly on the fund's positioning along the yield curve, we seek to maintain a neutral stance with respect to the fund's overall duration and interest rate sensitivity versus its benchmark.6

6 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a one-percentage-point change in market interest rate levels. A duration of 5, for example, means that if interest rates fall one percentage point, the price of a bond should rise by approximately 5%, and the price should fall by 5% for a one-percentage-point rise in interest rates. Bonds with a shorter duration are typically not as sensitive to interest rate movements as are bonds with a longer duration. They will, therefore, experience less price erosion in a rising-interest-rate environment.

We also continued to focus during the period on the call characteristics of bonds in the portfolio. Some municipal bonds, just like a home mortgage, can be paid off early, or "called." When interest rates go down, municipal borrowers often pay off their existing bondholders so they can reborrow at the lower rates. For these bondholders, reinvesting the proceeds usually means buying other municipal bonds with lower yields. In order to reduce the impact of this risk in the portfolio, we have worked to sell bonds with prices that do not fully reflect their call risk, and we have increased the representation in the fund of call-protected bonds.

On the downside, the fund's focus on shorter-term bonds held back absolute performance as 20- to 30-year maturities displayed the best returns over the period. In addition, while we minimized exposure to bonds in the two- to five-year maturity range, we did not completely avoid this lagging segment of the market.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Overall, we continue to believe that tax-free bonds are attractive on an after-tax basis versus US Treasuries and other taxable bonds with similar maturities.

Portfolio Summary April 30, 2005

Asset Allocation	4/30/05	10/31/04

Revenue Bonds	62%	69%
General Obligation Bonds	15%	12%
ETM/Prerefunded	14%	11%
Lease Obligations	9%	8%
	100%	100%
Quality	4/30/05	10/31/04

AAA*	58%	65%
AA	14%	13%
A	13%	7%
BBB	3%	3%
Not Rated	12%	12%
	100%	100%

* Includes cash equivalents

Effective Maturity	4/30/05	10/31/04

0 < 5 years	86%	87%
5 < 10 years	13%	12%
10 < 15 years	1%	1%
	100%	100%
Top Five State Allocations (38.0% of Net Assets)	4/30/05	10/31/04

California	10%	10%
New York	10%	7%
Pennsylvania	8%	6%
Illinois	5%	5%
Georgia	5%	6%

Asset allocation, quality, effective maturity and state allocations are subject to change.

For more complete details about the Fund's investment portfolio, see page 16. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of April 30, 2005 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 94.4%
Alabama 0.5%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, The Club Apartments, Series I, AMT, ETM, 5.65%, 6/1/2008	1,875,000	1,989,843
Alabama, Senior Care Revenue, Special Care Finance Authority, ETM, 5.0%, 11/1/2005	335,000	339,047
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	728,672	731,346
Auburn, AL, Industrial Development Board Revenue, Auburn Hotel Ltd. Project:
Series A, AMT, 8.5%, 12/1/2011	60,000	63,671
Series A, AMT, 8.5%, 12/1/2013	500,000	530,590
Auburn, AL, Industrial Development Revenue, Industrial Development Board, Series A, AMT:
8.25%, 12/1/2009	95,000	100,678
8.75%, 12/1/2015	25,000	26,565
		3,781,740
Alaska 0.3%
Palmer, AK, Hospital & Health Care Revenue, Valley Hospital Association, 5.0%, 12/1/2008 (c)	1,840,000	1,907,178
American Samoa 0.1%
Territory of American Samoa, General Obligation, 6.0%, 9/1/2007 (c)	780,000	826,683
Arizona 3.2%
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (c)	505,000	527,745
Casa Grande, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Quail Gardens Apartments, Series A, 3.03%*, 6/15/2031	235,000	235,000
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	320,000	332,953
Phoenix, AZ, Multi-Family Housing Revenue, Industrial Development Authority, AMT, 5.625%, 7/1/2013 (c)	125,000	130,650
Pima County, AZ, Higher Education Revenue, Industrial Development Authority, Series A, 5.0% , 5/1/2013 (c)	2,745,000	2,921,778
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	655,000	641,992
Tucson, AZ, Multi-Family Housing Revenue, Industrial Development Authority, Series A, 3.0%*, 1/15/2032	17,950,000	17,950,000
		22,740,118
Arkansas 1.8%
Arkansas, Development Finance Authority, Single Family Mortgage Revenue, Series A, 8.0%, 8/15/2011	125,000	125,349
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use Tax, 4.15%, 7/1/2026 (c)	750,000	740,902
Little Rock, AR, Residental Housing & Public Facility Board, Series B, Zero Coupon, 7/15/2011	110,000	70,630
Malvern, AR, Sales & Special Tax Revenue:
2.375%, 9/1/2014 (c)	10,000	10,016
3.375%, 9/1/2013 (c)	150,000	149,769
3.625%, 9/1/2012 (c)	250,000	248,652
Rogers, AR, Sales & Special Tax Revenue, Series A, 4.125%, 9/1/2023 (c)	11,205,000	11,364,223
Springdale, AR, Residential Housing & Healthcare Facility Board, Series A, 7.65%, 9/1/2011	25,806	27,091
		12,736,632
California 10.0%
Abag, CA, Finance Authority for Nonprofit Corp., Amber Court Associates, 3.0%*, 12/15/2032	5,500,000	5,500,000
Abag, CA, Finance Authority for Nonprofit Corp., American Baptist Homes, Series A, 5.5%, 10/1/2007	135,000	139,161
Allan Hancock, CA, Community College, Certificates of Participation, Series A, 7.625%, 10/1/2005	210,000	214,410
California, Affordable Housing, Multi-Family Revenue, Westridge Hilltop, Series A, 3.0%*, 9/15/2033	1,450,000	1,450,000
California, Higher Education Revenue, Public Works Board High Technology, Series A, 7.75%, 8/1/2006	40,000	41,250
California, Single Family Housing Revenue, Housing Finance Agency, Series R, AMT, 4.4%, 8/1/2024 (c)	150,000	150,543
California, Single Family Housing Revenue, Mortgage Finance Authority:
AMT, 6.75%, 3/1/2029	240,000	243,026
Series B, AMT, 7.75%, 9/1/2026	2,000	2,030
California, State General Obligation:
4.25%, 11/1/2006	250,000	255,240
4.55%, 12/1/2006	200,000	204,482
5.0%, 12/1/2005	3,840,000	3,891,648
5.0%, 6/1/2006	1,500,000	1,535,730
5.25%, 10/1/2005	2,400,000	2,425,800
5.25%, 3/1/2007	575,000	599,196
5.5%, 9/1/2005	1,000,000	1,009,540
5.5%, 10/1/2005	300,000	303,537
6.0%, 10/1/2006	100,000	104,393
6.2%, 9/1/2005	775,000	784,160
6.25%, 6/1/2006	415,000	430,318
6.3%, 9/1/2006	100,000	104,530
6.3%, 10/1/2006	620,000	649,723
6.5%, 9/1/2006	200,000	209,580
6.5%, 2/1/2007	500,000	530,580
6.75%, 6/1/2006	2,000,000	2,084,480
6.75%, 4/1/2007	500,000	535,675
7.0%, 6/1/2005	1,400,000	1,405,390
7.0%, 4/1/2006	335,000	347,884
7.0%, 10/1/2006	1,325,000	1,401,161
7.1%, 6/1/2005	1,000,000	1,003,930
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series D, 4.0%, 12/1/2006	1,975,000	2,009,009
Series A, 5.25%, 1/1/2007 (c)	3,000,000	3,110,760
California, State Revenue Lease, Statewide Communities Development Corp., 5.0%, 10/1/2005	180,000	181,534
California, Water Resource Development, Series Q, 5.1%, 3/1/2008	170,000	170,318
California Statewide, Communities Development Authority, Multi-Family Housing Revenue:
4.5%, 1/1/2006 (c) (d)	85,000	84,903
AMT, 4.7%, 10/15/2012	1,185,000	1,223,821
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	460,000	468,813
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, Kaiser Permanente, Series G, 2.3%, 4/1/2034	4,000,000	3,917,960
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013, The Provident Bank (b)	640,000	638,829
Delta County, CA, California Home Mortgage Finance, Pacific Mortgage Backed Securities, Series A, AMT, 6.7%, 6/1/202 (c)	55,000	56,092
Foster City, CA, Public Housing Revenue, Community Development Agency Tax Allocation, AMT, 6.75%, 9/1/2020	1,305,000	1,346,590
Hayward, CA, Multi-Family Housing Revenue, Bay Apartment Communities, Series A, 3.04%*, 6/15/2025	2,600,000	2,600,000
Los Angeles, CA, Harbor Department Revenue, AMT, Series B, 5.25%, 11/1/2011	7,095,000	7,360,070
Los Angeles, CA, Public Facilities Corp., ETM, 5.4%, 8/1/2007	80,000	82,279
Orange County, CA, Apartment Development Revenue, Laguna Summit Apartments, Series X, 3.0%*, 11/1/2009	2,400,000	2,400,000
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	265,000	264,989
Rohnert Park, CA, Multi-Family Housing Revenue, 3.04%*, 6/15/2025	2,600,000	2,600,000
San Diego, CA, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013	1,125,000	1,163,025
San Diego, CA, Sales & Special Tax Revenue, Regional Transmission Community Sales, Series A, ETM, 6.0%, 4/1/2008	1,280,000	1,361,741
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014 (c)	2,475,000	2,701,017
Simi Valley, CA, Multi-Family Housing Revenue, Meadowood Village Apartments, 5.4%, 2/1/2026	700,000	722,547
Southern CA, Electric Revenue, Public Power Authority, 7.0%, 7/1/2009	300,000	309,840
Southern CA, Metropolitan Water District, Water Works Revenue, Series C, Prerefunded, 5.0%, 7/1/2027	6,330,000	6,568,894
Taft, CA, Core City General Obligation Lease, Public Funding Authority, Series A, 5.95%, 1/1/2011	1,750,000	1,840,003
		70,740,431
Colorado 4.4%
Adams County, CO, Multi-Family Housing Revenue, Series A, 3.0%*, 1/15/2014	6,250,000	6,250,000
Arvada, CO, Industrial Development Authority, Wanco, Inc. Project:
AMT, 144A, 5.6%, 12/1/2012, Colorado National (b)	245,000	252,563
AMT, 144A, 5.8%, 12/1/2017, Colorado National (b)	355,000	364,266
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	365,266
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010	25,000	25,628
Central Platte Valley, CO, Core City, General Obligation, Metropolitan District, Series A, 5.0%, 12/1/2031, US Bank NA (b)	1,750,000	1,845,007
Colorado, Housing & Finance Authority, Multi-Family Housing Program:
3.04%, 2/15/2028	1,515,000	1,515,000
Series C, AMT, 3.95%, 10/1/2008	800,000	809,848
Colorado, Housing & Finance Authority, Single Family Housing Revenue, Series B, 4.875%, 4/1/2007	35,000	35,216
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	140,000	142,106
Colorado, Single Family Housing Revenue, Housing & Finance Authority, Series A-2, AMT, 7.25%, 5/1/2027	265,000	269,937
Colorado, Single Family Housing Revenue, Housing & Finance Authority, AMT:
5.0%, 5/1/2032 (c)	2,625,000	2,709,367
5.2%, 12/1/2005	725,000	732,381
Colorado, Sports, Expo & Entertainment Revenue:
Series A, 5.625%, 12/15/2016 (c)	500,000	542,035
Series B, 5.625%, 12/15/2016 (c)	1,250,000	1,355,087
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Series C, 4.9%, 9/1/2010 (c)	4,500,000	4,716,945
Denver, CO, City and County, Medical Facilities Revenue, 5.0%, 8/1/2007	3,525,000	3,692,261
Denver, CO, City and County, Single Family Mortgage Revenue, AMT, Zero Coupon, 8/1/2029	10,485,000	2,530,555
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	600,000	601,068
Garfield Pitkin & Eagle Counties, CO, General Obligation, School District No. RE-1, Series A, 5.0%, 12/15/2015 (c)	1,000,000	1,101,470
Pueblo County, CO, Certificates of Participation, 6.25%, 12/1/2010	1,290,000	1,379,823
		31,235,829
Connecticut 2.9%
Connecticut, Sales & Special Tax Revenue, Series B, 5.5%, 10/1/2013 (e)	5,160,000	5,407,938
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot Tribe, Series A, Prerefunded, 144A, 6.4%, 9/1/2011	9,085,000	9,792,176
Stamford, CT, Multi-Family Housing Revenue, Housing Authority, AMT, 4.75%, 12/1/2028	5,125,000	5,306,425
		20,506,539
Delaware 0.4%
Delaware, Economic Development Authority Revenue, Delmarva Power & Light Co., AMT, 5.65%, 7/1/2028	825,000	878,344
Delaware, State Health Facilities Authority Revenue, Medical Center of Delaware, Series B, Prerefunded, 6.5%, 10/1/2013 (c)	1,875,000	1,972,706
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series A, AMT, 5.3%, 1/1/2026 (c)	90,000	90,284
		2,941,334
District of Columbia 1.4%
District of Columbia, Higher Education Revenue, 5.75%, 10/1/2016 (c)	5,985,000	6,279,582
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Rockburne Estates, AMT, 5.2%, 2/20/2009	225,000	231,966
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010	935,000	988,585
District of Columbia, Sales & Special Tax Revenue, Convention Center Authority, 5.25%, 10/1/2014 (c)	2,500,000	2,680,075
		10,180,208
Florida 4.0%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022	257,000	259,989
Brevard County, FL, Multi-Family Housing Revenue, Series A, 6.9%, 2/1/2027	2,540,000	2,622,652
Broward County, FL, Water & Sewer Utility Revenue, Prerefunded, 6.875%, 9/1/2008	135,000	140,580
Dade County, FL, Port Authority Revenue, Series C, Prerefunded, 5.5%, 10/1/2007	180,000	182,725
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%, 11/15/2007	140,000	151,337
Florida, Board of Public Education, ETM, 6.2%, 5/1/2006	500,000	511,065
Florida, Department of Enviromental Protection Preservation Revenue, Series A, 5.75%, 7/1/2012 (c)	7,050,000	7,940,415
Florida, Housing Finance Agency, Multi-Family Housing Revenue, 5.5%, 11/1/2005, First Nationwide Bank (b)	150,000	150,265
Florida, Multi-Family Housing Revenue, Housing Finance Corp., Series I-A, 3.0%*, 7/1/2031	2,000,000	2,000,000
Florida, State Board of Education, Public Education, Series J, 4.0%, 6/1/2005	3,210,000	3,214,077
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Sun Lake Apartments Project, Series B, 5.375%, 11/1/2025	305,000	305,647
Pinellas County, FL, Single Family Housing Revenue, Housing Authority, 4.6%, 12/1/2010 (c)	7,580,000	7,935,805
Tampa, FL ETM, 5.75%, 12/1/2007 (c)	2,750,000	2,836,157
Tampa, FL, Water & Sewer, ETM, Zero Coupon, 10/1/2005	70,000	69,289
		28,320,003
Georgia 4.7%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Revenue, Shamrock Gardens Apartments Project, AMT, 5.1%, 10/1/2014	350,000	361,442
Augusta-Richmond County, GA, Coliseum Revenue Authority, ETM, 6.3%, 2/1/2010	205,000	221,004
Canton, GA, Multi-Family Housing Authority, Canterbury Ridge Apartments Project, AMT, 4.9%, 3/1/2008	245,000	252,796
Chatham County, GA, Hospital & Healthcare Revenue, 5.25%, 1/1/2016 (c)	250,000	262,905
Clayton County, GA, Multi-Family Housing Revenue, 3.0%*, 7/1/2032	5,900,000	5,900,000
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, 3/1/2032	2,880,000	2,925,878
De Kalb County, GA, Industrial Development Authority, 4.55%, 12/1/2028	250,000	258,093
Decatur, GA, Industrial Development Revenue, Downtown Development Authority, 5.15%, 11/1/2008	2,175,000	2,196,445
Douglas County, GA, Housing Authority, Multi-Family Housing Revenue, Millwood Park Apartments, AMT, 5.1%, 1/1/2009	245,000	251,235
Fulton County, GA, Housing Authority, Multi-Family Housing Revenue, Champions Green Apartments, Series B, 3.04%*, 10/1/2025	140,000	140,000
Georgia, Municipal Electric Authority, Power Revenue, Series V, 6.4%, 1/1/2007	1,700,000	1,794,350
Roswell, GA, Housing Authority, Multi-Family Revenue, Housing Chambrel Roswell, 3.0%*, 11/15/2032	19,080,000	19,080,000
		33,644,148
Hawaii 0.2%
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	1,370,000	1,385,550
Idaho 0.8%
Bingham County, ID, Industrial Development Revenue, Industrial Development Corporation Idaho Supreme Potatoes, Inc., AMT:
144A, 5.15%, 11/1/2005, First Security Bank (b)	265,000	265,424
144A, 5.2%, 11/1/2006, First Security Bank (b)	290,000	290,435
144A, 5.3%, 11/1/2007, First Security Bank (b)	305,000	305,442
144A, 5.4%, 11/1/2008, First Security Bank (b)	325,000	325,465
144A, 5.5%, 11/1/2009, First Security Bank (b)	355,000	355,497
144A, 5.6%, 11/1/2010, First Security Bank (b)	80,000	80,106
144A, 5.7%, 11/1/2011, First Security Bank (b)	85,000	85,111
144A, 5.8%, 11/1/2012, First Security Bank (b)	90,000	90,113
Idaho, Housing Agency, Single Family Mortgage, AMT:
Series G-2, 5.75%, 1/1/2014	60,000	62,076
Series G-2, 5.8%, 7/1/2020	65,000	68,278
Series F, 5.85%, 7/1/2020	45,000	45,181
Series E, 5.95%, 7/1/2020	165,000	165,690
Idaho, Housing Agency, Single Family Mortgage, Class I, AMT, 5.35%, 7/1/2021	25,000	26,098
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT:
5.1%, 7/1/2023	300,000	306,879
5.15%, 7/1/2023	980,000	1,014,300
5.4%, 7/1/2021	245,000	255,286
5.95%, 7/1/2019	970,000	1,025,620
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT, Sub Series H-2:
5.1%, 7/1/2020	240,000	240,643
5.85%, 1/1/2014	270,000	274,569
Idaho Falls, ID, Electric Revenue, ETM, 10.25%, 4/1/2006	70,000	74,458
		5,356,671
Illinois 5.4%
Chicago, IL, Core City General Obligation, Tax Increment, Series A, 6.25%, 11/15/2013 (c)	500,000	561,300
Chicago, IL, Multi-Family Housing Revenue, AMT, 4.95%, 6/1/2005	140,000	140,161
Chicago, IL, Single Family Mortgage Revenue, AMT:
3.5%, 4/1/2026	295,000	297,882
6.3%, 9/1/2029	495,000	503,900
Chicago, IL, Transportation/Tolls Revenue, Skyway Toll Bridge, 5.375%, 1/1/2016 (c)	3,320,000	3,517,739
Elgin, IL, Core City General Obligation, 6.0%, 1/1/2013	1,000,000	1,126,810
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015	1,470,000	1,605,093
Huntley, IL, Sales & Special Tax Revenue:
Series A, 6.45%, 3/1/2028	6,053,000	6,262,676
7.75%, 3/1/2028	5,518,000	5,856,308
7.75%, 3/1/2029	4,829,000	5,179,296
Illinois, Development Finance Authority, Gas Supply Revenue, Peoples Gas Ltd., Series B, 3.05%, 2/1/2033 (c)	600,000	596,778
Illinois, Development Finance Authority, Midwestern University, Series B, 4.625%, 5/15/2006	540,000	547,835
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013 (c)	1,000,000	1,071,700
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008	1,655,000	1,691,476
Illinois, Health Facilities Revenue Authority, Ravenswood Hospital Medical Center Project, ETM, 7.25%, 8/1/2006	60,000	61,825
Illinois, Industrial Development Finance Authority, Rayner & Rinn-Scott Project, AMT, 6.35%, 6/1/2015, Harris Trust & Savings Bank (b)	195,000	209,106
Illinois, Tolls Highway Authority, Prerefunded, 6.75%, 1/1/2010	177,000	183,450
Illinois, Unemployment Insurance Funding Building Receipts Revenue, Series A, 5.0%, 12/15/2007 (c)	5,000,000	5,261,300
McCook, IL, Hospital & Healthcare Revenue, 4.25%*, 12/1/2014, LaSalle Bank NA (b)	775,000	775,078
Normal, IL, Multi-Family Housing Revenue, AMT, 3.75%, 12/1/2013	1,695,000	1,678,016
Urbana, IL, Residental Mortgage Revenue, ETM, 7.3%, 9/1/2006	1,255,000	1,266,609
		38,394,338
Indiana 1.7%
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	3,033,341
Indiana, Toll Finance Authority, Toll Road Revenue, 5.0%, 7/1/2014	1,000,000	1,000,940
Indianapolis, IN, Local Public Improvement, ETM, 7.9%, 2/1/2007	235,000	240,238
Jasper, IN, Hospital & Healthcare Revenue, Hospital Authority Facility, 3.4%, 11/1/2007 (c)	1,120,000	1,125,488
Lawrence, IN, Multi-Family Housing Revenue, Pinnacle Apartments Project, AMT, 5.15%, 6/1/2024	2,965,000	3,054,721
Northwest Allen, IN, Building Corp., First Mortgage, 5.5%, 6/1/2015 (c)	1,730,000	1,769,132
Porter County, IN, Hospital & Healthcare Revenue, Porter Memorial Hospital, 5.4%, 6/1/2007 (c)	1,060,000	1,062,300
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012 (c)	335,000	370,986
Wells County, IN, Hospital Authority Revenue, ETM, 7.25%, 4/1/2009	190,000	201,254
		11,858,400
Kansas 1.7%
Kansas, Development Finance Authority, Multi-Family Housing, Four Seasons Apartment Project:
AMT, 5.3%, 10/1/2007, Mercantile Bank (b)	90,000	91,026
4.95%, 12/1/2007, Mercantile Bank (b)	780,000	791,341
Kansas City, KS, Multi-Family, Rainbow Heights Apartments, 4.95%, 12/1/2007	1,020,000	1,031,516
Lenexa, KS, Multi-Family Housing Revenue, Series A, 3.0%*, 2/1/2023	8,055,000	8,055,000
Prairie Village, KS, Multi-Family Housing Revenue, Series PJ, 3.0%*, 11/1/2030	300,000	300,000
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments, AMT, 4.35%, 2/1/2013	1,270,000	1,273,988
Wellington, KS, Water & Sewer Revenue, Electric Waterworks and Sewer, Utility System, 7.05%, 5/1/2006 (c)	280,000	286,325
Wichita, KS, Hospital Revenue, ETM, 7.0%, 3/1/2006	95,000	97,543
		11,926,739
Kentucky 0.0%
Kentucky, Multi-Family Housing Revenue, Section Eight Assisted Programs, 5.4%, 1/1/2009 (c)	15,000	15,023
Kentucky, Turnpike Authority, Prerefunded, 5.5%, 7/1/2007	80,000	81,728
Louisville, KY, Multi-Family Housing Revenue, 5.15%, 7/1/2009	55,000	56,864
		153,615
Louisiana 0.7%
Jefferson, LA, Hospital & Healthcare Revenue, Hospital Service, Subject to Crossover, 5.25%, 12/1/2015 (c)	1,000,000	1,013,390
Louisiana, Health Education Authority, Alton Ochsner Medical Foundation, Issue-A, ETM, 8.75%, 5/1/2005	120,000	120,041
Louisiana, Regional Transportation Authority Revenue, Series M98147, 144A, Prerefunded, 6.125%, 5/1/2010 (c)	2,736,428	2,739,520
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	225,000	246,170
Orleans, LA, Water & Sewer Revenue, Levee District, 5.95%, 11/1/2015 (c)	670,000	701,859
		4,820,980
Maine 1.1%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (c)	1,005,000	1,008,488
Maine, Hospital & Healthcare Revenue, ETM, 6.625%, 9/1/2005	5,000	5,068
Maine, Municipal Board Bank:
Series E, 5.7%, 11/1/2016 (c)	3,135,000	3,329,746
Series B, 5.85%, 11/1/2013 (c)	3,125,000	3,325,969
		7,669,271
Maryland 0.3%
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue, Series A, AMT, 7.0%, 8/1/2033	510,000	519,251
Prince Georges County, MD, Public Housing Revenue, Medical Housing Authority:
Series A, AMT, 3.5%, 12/1/2034	335,000	341,261
Series A, AMT, 3.9%, 8/20/2012	515,000	516,149
Prince Georges County, MD, Single Family Housing Revenue, AMT, 7.4%, 8/1/2032	565,000	570,452
		1,947,113
Massachusetts 0.5%
Massachusetts, Airport Revenue, Port Authority, Series B, AMT, 5.25%, 7/1/2014 (c)	1,385,000	1,448,488
Massachusetts, Development Finance Agency, Curry College, Series A, 4.6%, 3/1/2009 (c)	100,000	103,879
Massachusetts, Development Finance Agency, Northern Berkshire Community College, Series A:
5.75%, 8/15/2008 (c)	400,000	428,460
5.75%, 8/15/2009 (c)	400,000	434,412
5.75%, 8/15/2010 (c)	450,000	490,135
Massachusetts, Higher Education Revenue, Curry College, Series A, 3.875%, 3/1/2015 (c)	655,000	643,610
Massachusetts, Industrial Finance Agency, AMES Safety Envelope Co., AMT, 144A, 5.91%, 9/1/2005, Citizens Bank (b)	40,000	40,275
		3,589,259
Michigan 1.2%
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (c)	185,000	207,631
Michigan, Higher Education Revenue, Higher Education Student Loan Authority, Series XVII-I, AMT, 2.95%, 3/1/2008 (c)	1,000,000	989,410
Michigan, Hospital Finance Authority Revenue, Ascension Health, Series A, 5.0%, 5/1/2012	1,500,000	1,624,185
Michigan, Hospital Finance Authority Revenue, St. Joseph Mercy Hospital Project, ETM, 7.0%, 7/1/2005	100,000	100,745
Michigan, Housing Development Authority, Multi-Family Revenue, 5.2%, 8/20/2005 (d)	7,000	7,017
Michigan, Housing Development Authority, Multi-Family Revenue, Courtyards of Taylor, Series A, 3.0%*, 8/15/2032	4,155,000	4,155,000
Michigan, Strategic Fund, Limited Obligation Revenue, Ford Motor Co., 7.1%, 2/1/2006	125,000	128,369
Michigan, Strategic Fund, Limited Obligation Revenue, Friendship Associates, Series A, 3.8%, 6/20/2005 (d)	100,000	99,965
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, Bank One NA (b)	1,400,000	1,399,986
		8,712,308
Minnesota 0.6%
Cambridge, MN, Mortgage Revenue, Health Care Center, Series A, 5.4%, 11/20/2005	25,000	25,163
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	880,000	851,206
Minnesota, Higher Education Facilities Authority Revenue, Carleton College, 5.625%, 3/1/2007	135,000	136,295
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	1,885,000	1,921,343
Monticello, MN, School District #882, 5.4%, 2/1/2015 (c)	1,500,000	1,528,035
		4,462,042
Mississippi 0.4%
Corinth & Alcorn County, MS, Hospital Revenue, Magnolia Regional Health Center, Series A, 5.0%, 10/1/2008	1,450,000	1,488,991
Mississippi, Business Finance Corp., Landau Uniforms Project, AMT, 5.9%, 9/1/2005, National Bank of Commerce (b)	265,000	265,506
Mississippi, Business Finance Corp., Wesley Manor Retirement Community, 6.4%, 11/20/2007 (d)	10,000	10,287
Mississippi, Single Family Housing Revenue, AMT, 6.3%, 6/1/2031	970,000	1,010,497
		2,775,281
Missouri 4.3%
Brentwood, MO, Tax Increment Revenue, 4.7%, 4/1/2019 (c)	415,000	425,346
Des Peres, MO, Sales & Special Tax Revenue, Tax Increment, Series B, 4.4%, 4/15/2014	1,195,000	1,199,565
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph Hospital, ETM, 7.5%, 6/1/2010	1,285,000	1,411,007
Kansas City, MO, Core City General Obligation, Streetlight Project, Series A, 5.75%, 2/1/2012	100,000	111,870
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Revenue, 3.0%*, 11/1/2030	15,900,000	15,900,000
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Revenue, Coach House North Apartments, 3.0%*, 11/1/2030	4,250,000	4,250,000
Missouri, Development Finance Board, Greater St. Louis Project, 4.9%, 9/1/2010, Bank of America NA (b)	685,000	716,551
Missouri, Environmental Improvement & Energy Resources Authority, Water Pollution Control, State Revolving Funds Program, Series B, 5.0%, 1/1/2007	3,450,000	3,573,890
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Series B, 4.6%, 3/1/2007 (c) (d)	70,000	69,462
Missouri, Housing Development Community, Single Family Mortgage, Series C, 6.55%, 9/1/2028	210,000	217,308
Missouri, Housing Development Community, Single Family Mortgage, AMT, 7.45%, 9/1/2031	250,000	253,055
Missouri, Single Family Housing Revenue, Housing Development, Series B-2, AMT, 5.75%, 3/1/2019	15,000	15,347
Missouri, Single Family Housing Revenue, Housing Development Community Mortgage Revenue:
Series C, AMT, 7.25%, 9/1/2026	320,000	323,235
Series A-2, AMT, 7.3%, 3/1/2028	530,000	535,337
St. Charles County, MO, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, AMT, 5.4%, 11/15/2016, US Bank NA (b)	1,480,000	1,523,438
St. Louis County, MO, Single Family Mortgage, 9.25%, 10/1/2016 (c)	10,000	10,106
		30,535,517
Montana 0.3%
Great Falls, MT, Multi-Family Housing Revenue, AMT, 4.9%, 1/1/2038, US Bank NA (b)	1,975,000	2,038,556
Nebraska 0.7%
Clay County, NE, Industrial Development Revenue, Hybrids Cooperative Project, AMT:
4.75%, 3/15/2009, US Bank NA (b)	815,000	844,723
5.25%, 3/15/2014, US Bank NA (b)	1,610,000	1,661,407
Fillmore County, NE, Industrial Development Revenue, Omalley Grain, Inc. Project, AMT:
4.4%, 12/1/2005, US Bank NA (b)	170,000	171,049
4.5%, 12/1/2006, US Bank NA (b)	175,000	177,089
4.6%, 12/1/2007, US Bank NA (b)	185,000	187,211
4.7%, 12/1/2008, US Bank NA (b)	190,000	192,339
5.0%, 12/1/2010, US Bank NA (b)	45,000	45,596
5.0%, 12/1/2011, US Bank NA (b)	180,000	182,018
5.1%, 12/1/2012, US Bank NA (b)	135,000	136,382
5.2%, 12/1/2013, US Bank NA (b)	195,000	196,991
Nebhelp, Inc., NE, Student Loan Program, AMT, 5.875%, 6/1/2014 (c)	1,405,000	1,406,096
		5,200,901
Nevada 1.4%
Clark County, NV, Industrial Development Revenue, Nevada Power Company, 7.2%, 10/1/2022 (c)	6,630,000	6,835,530
Nevada, Housing Division, Multi Unit Housing Revenue:
Series C-2, AMT, 5.2%, 4/1/2030	510,000	513,830
Series B-1, 5.25%, 10/1/2017	810,000	816,772
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	115,000	116,816
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	485,000	487,924
Washoe, NV, Housing Finance Corp., Multi-Family Revenue, Golden Apartments II, 6.875%, 7/1/2021 (c)	40,000	40,063
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (c)	1,055,000	1,072,270
		9,883,205
New Hampshire 0.0%
New Hampshire, Housing Finance Authority, AMT, 6.125%, 1/1/2018, Landesbank Hessen-Thuringen (b)	50,000	50,047
New Jersey 1.3%
Gloucester County, NJ, Public Improvement Authority, Electric Mobility Project, AMT:
4.7%, 11/1/2005	105,000	105,985
4.75%, 11/1/2006	110,000	112,914
4.8%, 11/1/2007	115,000	119,882
5.0%, 11/1/2008	125,000	131,802
5.0%, 11/1/2010	215,000	225,516
Keansburg, NJ, Elderly Housing Mortgage Revenue, HUD Section 8, 5.625%, 3/1/2011	300,000	303,333
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	1,238,920	1,242,537
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.0%, 6/15/2008	2,150,000	2,266,401
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series F, 5.0%, 6/15/2009	2,000,000	2,147,700
Series I, 5.0%, 9/1/2009	1,500,000	1,608,690
New Jersey, State General Obligation, Educational Facilities Authority Revenue, Series B, 5.0%, 7/1/2008 (c)	865,000	890,587
New Jersey, State General Obligation, Woodbridge Turnpike Fire District, 3.125%, 7/1/2005	145,000	145,055
		9,300,402
New Mexico 0.8%
Albuquerque, NM, Collaterized Mortgage Obligation, Class B-2, Zero Coupon, 5/15/2011 (c)	299,000	191,659
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, AMT, 144A, 6.5%, 1/1/2018	478,900	483,253
New Mexico, Student Loans Revenue, Series IV-B, AMT, 7.45%, 3/1/2010	1,000,000	1,000,600
New Mexico, Student Loans Revenue, Educational Assistance, Series IV-A1, AMT, 6.7%, 3/1/2006	3,730,000	3,731,455
		5,406,967
New York 9.7%
Hempstead, NY, Higher Education Revenue, 4.2%, 2/1/2008	240,000	246,005
Monroe County, NY, General Obligation, Bond Anticipation Notes, 4.0%, 7/28/2005	7,000,000	7,012,810
New York Series C, 5.375%, 10/1/2011 (c)	1,000,000	1,020,900
New York, Port Authority Revenue, Series 6, AMT, 6.0%, 12/1/2006 (c)	740,000	773,211
New York, State Dormitory Authority Revenue, Mental Health Services, Series B, Prerefunded, 5.125%, 8/15/2021 (c)	2,120,000	2,201,896
New York, Thruway Authority Revenue, Series A, 2.25%, 10/6/2005	10,000,000	9,983,000
New York, Tobacco Settlement Financing Corp.:
Series A-1, 5.0%, 6/1/2010	1,135,000	1,137,429
Series C-1, 5.25%, 6/1/2013	14,595,000	15,514,339
New York, Urban Development Corp. Revenue, Correctional Capital Facilities, Series 6, Prerefunded, 5.625%, 1/1/2017	8,950,00	9,303,883
New York, NY, General Obligation:
Series E, 5.0%, 11/1/2009	5,000,000	5,366,350
Series G, 5.0%, 12/1/2012	6,000,000	6,524,220
Series G, 5.0%, 12/1/2015	3,060,000	3,302,872
Series 1, Prerefunded, 5.875%, 3/15/2012	1,945,000	2,028,226
Series C, ETM, 7.25%, 2/1/2006 (c)	575,000	581,831
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	647,712
New York, NY, Hospital & Healthcare Revenue, Dormitory Authority, 5.25%, 7/1/2012 (c)	3,000,000	3,211,590
		68,856,274
North Carolina 0.8%
North Carolina, General Obligation, Public Improvement, Series A, 5.0%, 3/1/2006	1,000,000	1,019,400
Wake County, NC, General Obligation, Series B, 4.5%, 2/1/2006	4,820,000	4,886,516
		5,905,916
North Dakota 0.0%
Minot, ND, Health Care Facilities, ETM, 6.5%, 9/1/2007	100,000	104,266
Ohio 3.1%
Bowling Green, OH, Multi-Family Revenue, Village Apartments, 4.75%, 9/20/2011	260,000	268,523
Cuyahoga County, OH, Industrial Development Revenue, Chippewa, 6.6%, 8/1/2015	250,000	255,500
Cuyahoga County, OH, Multi-Family Housing Revenue, Series A, AMT, 3.6%, 10/20/2013	2,105,000	2,074,120
Dayton, OH, Hospital Revenue, Good Samaritan, ETM, 6.0%, 12/1/2005	140,000	141,261
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project, AMT, 5.65%, 4/20/2013	295,000	309,608
Hancock County, OH, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT, 5.05%, 1/1/2010, Federal Home Loan Bank (b)	915,000	937,317
Lima, OH, Hospital & Healthcare Revenue, ETM, 7.5%, 11/1/2006	165,000	172,234
Lorain County, OH, Hospital Revenue, Series A, Prerefunded, 5.9%, 12/15/2008	3,720,000	3,769,662
Lucas County, OH, Northgate Apartments, Series A, 5.35%, 7/1/2010 (c)	205,000	207,009
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	45,000	47,566
Middletown, OH, Improvement Revenue, ETM, 6.375%, 4/1/2006	15,000	15,441
Montgomery County, OH, General Obligation, 5.0%, 12/1/2016 (c)	4,245,000	4,659,991
Ohio, Building Authority, Astro Instrumentation LLC, AMT:
5.0%, 6/1/2015	485,000	500,277
5.45%, 6/1/2022	660,000	692,657
Ohio, Higher Education Revenue, Higher Educational Facilities, 2.3%, 11/15/2006	250,000	247,432
Ohio, Housing Finance Agency, Single Family Mortgage, Series A, 5.75%*, 4/1/2016 (c)	305,000	305,366
Ohio, Industrial Development Revenue, Economic Development:
Series 4, AMT, 6.15%, 12/1/2005	145,000	147,169
Series 4, AMT, 6.2%, 6/1/2006	150,000	153,269
Ohio, Major State Infrastructure Revenue, Series 1, 5.0%, 6/15/2006	6,000,000	6,146,820
Ohio, Multi-Family Housing Revenue, Housing Mortgage, Series D, 4.8%, 8/1/2011	20,000	20,013
Ohio, Water & Sewer Revenue, ETM, 7.25%, 12/1/2008 (c)	445,000	476,502
Ohio, Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, ETM, 6.375%, 6/1/2007	35,000	36,214
		21,583,951
Oklahoma 0.1%
Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A, 8.6%, 7/1/2010	35,000	30,151
Comanche County, OK, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, 5.2%, 12/1/2013	560,000	592,245
Oklahoma, Turnpike Revenue Authority, ETM, 4.7%, 1/1/2006	85,000	85,287
Tulsa, OK, Industrial Revenue Authority, Hillcrest Medical Center, ETM, 6.5%, 4/1/2007	240,000	251,035
		958,718
Oregon 1.1%
Oregon, Public Housing Revenue, Housing & Community Services Department, Series A, AMT, 4.0%, 8/1/2016	1,955,000	1,883,545
Portland, OR, Multi-Family Housing Authority Revenue:
AMT, 6.125%, 5/1/2017, US National Bank of Oregon (b)	1,545,000	1,580,025
AMT, 6.3%, 5/1/2029, US National Bank of Oregon (b)	1,000,000	1,025,870
Salem-Keizer, OR, School District No. 24J, 5.0%, 6/15/2016 (c)	3,000,000	3,278,970
		7,768,410
Pennsylvania 7.1%
Allegheny County, PA, Higher Education Revenue, Higher Education, Series A, 4.65%, 11/15/2005 (c)	125,000	126,060
Allegheny County, PA, Hospital Development Authority:
5.15%, 12/1/2009 (c)	2,675,000	2,757,256
5.2%, 12/1/2010 (c)	5,000,000	5,164,300
Allegheny County, PA, Hospital Development Authority, North Hills Passavant Hospital, ETM, 6.75%, 7/1/2005	35,000	35,229
Allegheny County, PA, Industrial Development Authority Revenue, Education Center, Watson, 1.875%, 5/1/2031, PNC Bank NA (b)	470,000	470,000
Allegheny County, PA, Residential Finance Mortgage Revenue Authority, Single Family Mortgage, Series DD-2, AMT, 4.8%, 11/1/2007	100,000	103,044
Allentown, PA, Hospital Authority, ETM, 8.0%, 3/1/2009	105,000	116,232
Beaver County, PA, Industrial Development & Pollution Control Revenue Authority, 6.0%, 5/1/2007	180,000	185,364
Cambria County, PA, County General Obligation, Series A, 6.2%, 8/15/2021 (c)	35,000	35,796
Chester County, PA, Hospital Authority, ETM, 7.5%, 7/1/2009	15,000	16,283
Chester, PA, Core City General Obligation, Series B, 5.8%, 12/1/2013 (c)	1,150,000	1,224,060
Delaware County, PA, College Revenue Authority, Series A, 5.15%, 10/1/2013 (c)	300,000	311,946
Delaware County, PA, College Revenue Authority, Eastern College, Series B:
4.75%, 10/1/2006	200,000	203,412
4.85%, 10/1/2007	205,000	210,863
4.95%, 10/1/2008	345,000	358,935
Delaware County, PA, Hospital & Healthcare Revenue, Series B, 3.5%, 4/1/2034	250,000	248,217
Delaware County, PA, Senior Care Revenue, Elwyn Inc., Project, 6.0%, 6/1/2011 (c)	2,750,000	2,911,095
Delaware County, PA, Water & Sewer Revenue, Industrial Development Authority, Series B, AMT, 3.75%, 6/1/2010 (c)	1,125,000	1,135,001
Fayette County, PA, Hospital Authority, Uniontown Hospital:
5.55%, 6/15/2008 (c)	1,070,000	1,119,894
5.65%, 6/15/2009 (c)	1,135,000	1,187,641
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015 (c)	1,770,000	1,828,764
Lehigh County, PA, Hospital & Healthcare Revenue, General Purpose Authority, 5.3%, 11/15/2005 (c)	565,000	571,825
McCandless, PA, Sanitation Authority Sewer Revenue, ETM, 6.75%, 11/15/2005	70,000	71,581
McKean County, PA, Hospital & Healthcare Revenue, Hospital Authority, Bradford Hospital, 6.1%, 10/1/2020	2,500,000	2,551,575
McKeesport, PA, Hospital Authority, Prerefunded, 6.5%, 7/1/2008	825,000	830,593
Mifflin County, PA, Hospital Authority, 5.3%, 7/1/2005 (c)	140,000	140,594
Pennsylvania, Economic Development Financing Revenue Authority, Dr. Gertrude A. Barber Center Inc., 6.15%, 12/1/2020 (c)	1,000,000	1,002,400
Pennsylvania, Financing Authority Revenue, AMT, 5.0%, 6/1/2010 (c)	2,500,000	2,587,900
Pennsylvania, Higher Education Facilities Authority Revenue, Independent Colleges & University, Series H8, 5.0%, 5/1/2011, Allied Irish Bank PLC (b)	1,640,000	1,671,718
Pennsylvania, Higher Education Revenue, 4.0%, 11/1/2022, Allied Irish Bank PLC (b)	250,000	251,472
Pennsylvania, Higher Education Revenue, Higher Educational Facilities Authority:
5.15%, 9/15/2006 (c)	345,000	347,663
6.35%, 4/1/2006	285,000	292,789
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of The Arts:
5.2%, 3/15/2010 (c)	245,000	245,333
5.25%, 3/15/2011 (c)	265,000	265,342
5.3%, 3/15/2012 (c)	265,000	265,329
Pennsylvania, Higher Educational Facilities Authority, Health Sciences Revenue:
5.0%, 11/15/2005 (c)	1,010,000	1,021,282
5.0%, 11/15/2006 (c)	490,000	504,038
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	105,000	106,889
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 65A, AMT, 4.8%, 10/1/2022	90,000	90,752
Pennsylvania, Housing Finance Authority, Rental Housing, Series 50A, 5.35%, 10/1/2008	90,000	90,751
Pennsylvania, State General Obligation, Intergovernmental Cooperative Authority, 2.96%*, 6/15/2022 (c)	7,545,000	7,545,000
Pennsylvania, TJHU System Project, 6.0%, 1/11/2011	1,251,210	1,246,518
Philadelphia, PA, Hospital & Higher Education Facilities Authority Revenue, Prerefunded, 10.875%, 7/1/2008	70,000	70,982
Philadelphia, PA, Hospital & Higher Educational Facilities Authority, Frankford Hospital, Series A, ETM, 6.0%, 6/1/2023	120,000	120,385
Philadelphia, PA, Industrial Development Revenue, Arbor House, Series F, 2.75%, 7/1/2005 (d)	15,000	14,950
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	330,000	325,251
Series C, 4.7%, 7/1/2013	315,000	310,467
Series E, 4.7%, 7/1/2013	375,000	369,604
Philadelphia, PA, Industrial Development Revenue, Rieder House, Series B, 2.75%, 7/1/2005 (d)	15,000	14,950
Philadelphia, PA, Industrial Development Revenue, Saligman House, Series D, 2.75%, 7/1/2005 (d)	10,000	9,967
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	1,335,000	1,315,189
Pittsburgh, PA, General Obligation, Series A, 5.0%, 9/1/2012 (c)	3,000,000	3,271,260
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A:
144A, 5.75%, 12/1/2006, PNC Bank (b)	765,000	777,018
144A, 6.0%, 12/1/2011, PNC Bank (b)	550,000	557,893
Wayne Pike, PA, Joint School Authority, ETM, 6.0%, 12/1/2007 (c)	330,000	330,934
Wilkes-Barre, PA, General Municipal Authority, Misericordia College, Series B, 7.75%, 12/1/2012	330,000	330,977
York County, PA, Hospital & Healthcare Revenue, Lutheran Social Services, 5.8%, 4/1/2006	500,000	508,235
York County, PA, Housing Redevelopment Mortgage Corp., Series A, 6.875%, 11/1/2009	695,000	696,001
		50,474,799
South Carolina 0.7%
South Carolina, Economic Development Authority Revenue, Caterpillar, Inc. Project, AMT, 5.05%, 6/1/2008	500,000	517,210
South Carolina, Electric Revenue, Public Services Authority, Series A, Prerefunded, 6.25%, 1/1/2022 (c)	1,500,000	1,564,935
South Carolina, Housing Finance & Department Authority, Runway Bay Apartments Projects, 5.5%, 12/1/2005	60,000	60,335
South Carolina, Housing Finance & Development Authority, Bryon Point Apartments Project, 5.7%, 6/1/2025	1,700,000	1,703,553
South Carolina, Housing Finance & Development Authority, Hunting Ridge Apartments, AMT, 6.75%, 6/1/2025, Wells Fargo Bank NA (b)	1,020,000	1,043,643
		4,889,676
South Dakota 0.3%
South Dakota, Health & Educational Facilities Authority, Rapid City Regional Hospital Project, ETM, 7.75%, 9/1/2007	110,000	116,659
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (c)	1,140,000	1,217,919
South Dakota, Public Housing Revenue Housing Development Authority, Series B, 5.25%, 5/1/2017	435,000	454,031
		1,788,609
Tennessee 0.7%
Bristol, TN, Health & Educational Revenue, ETM, 6.9%, 1/1/2007	125,000	130,315
Nashville & Davidson County, TN, General Obligation, Metropolitan Government, Series A, 5.125%, 11/15/2007	4,560,000	4,764,562
Sullivan County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Authority, Maple Oaks Apartment Project, AMT, 3.0%, 12/1/2009	240,000	234,900
		5,129,777
Texas 3.9%
Austin, TX, General Obligation, 5.0%, 9/1/2010	6,000,000	6,300,240
Austin, TX, Sports, Expo & Entertainment Revenue, Convention Enterprises Inc., Series B, 5.75%, 1/1/2016	5,500,000	5,794,030
Bexar County, TX, Single Family Housing Revenue, Single Family Mortgage, Series C, 5.5%, 3/1/2019	864,000	868,562
Harris County, TX, Hospital & Healthcare Revenue, 7.4%, 2/15/2010 (c)	2,375,000	2,649,337
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Series A, 6.0%, 6/1/2009 (c)	210,000	232,302
Harris County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series A, 7.75%, 9/1/2014	40,000	40,031
Lewisville, TX, Core City General Obligation, Combination Contract, 144A, 4.75%, 9/1/2012 (c)	2,255,000	2,367,389
Port Arthur, TX, Housing Finance Corp. Mortgage Revenue, UDAG Project, Series A, 6.4%, 1/1/2028	820,000	842,927
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013	1,020,000	977,456
Tarrant County, TX, Public Housing Revenue, Housing Financial Corp., Series A, AMT, 3.85%, 1/20/2013	1,050,000	1,042,555
Texas, Affordable Housing Corp., Multi-Family Housing Revenue, American Opportunity Housing Portfolio, 4.05%, 9/1/2007 (c)	2,030,000	2,031,035
Texas, Affordable Housing Corp., Multi-Family Housing Revenue, Arborstone/Baybrook Oaks, Series A, 4.0%, 11/1/2006	1,020,000	995,102
Texas, Multi-Family Housing Revenue, Multi-Family Housing & Community Affair, Series A, 3.04%*, 2/1/2023	1,640,000	1,640,000
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	160,000	165,618
Texas, Sabine River Authority, Series A, 6.875%, 9/1/2008	500,000	506,210
Texas, State Department Housing & Community Affairs, Volente Project, AMT, 5.0%, 7/1/2008	455,000	465,952
Texas, Trinity River Authority, Pollution Control Revenue, Texas Instruments Inc. Project, AMT, 6.2%, 3/1/2020	60,000	62,056
Travis County, TX, Housing Finance Corp., Multi-Family Housing Revenue, Broadmoor Apartments Project, AMT, 5.7%, 6/1/2006 (c)	725,000	736,056
		27,716,858
Utah 1.6%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (c)	250,000	266,040
Ogden City, UT, Housing Finance Corp., Section 8 Assisted Project, Series A, 5.5%, 7/1/2005	30,000	30,102
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.05%, 7/1/2012	110,000	110,344
Series A-2, Class III, AMT, 5.2%, 7/1/2011	130,000	130,407
Series B-2, Class III, AMT, 5.25%, 7/1/2011	135,000	135,974
Series A-2, Class II, AMT, 5.4%, 7/1/2016	165,000	165,533
Series C, Class III, AMT, 6.25%, 7/1/2014	365,000	366,719
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	1,365,000	1,404,244
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	2,730,000	2,757,791
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	2,470,000	2,435,939
Utah, State General Obligation, Series F, Prerefunded, 5.0%, 7/1/2011	3,405,000	3,557,646
		11,360,739
Virginia 3.2%
Franklin, VA, Core City General Obligation, 4.875%, 10/1/2008 (d)	290,000	290,145
Harrisonburg, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, 3.0%*, 8/1/2032	3,800,000	3,800,000
Newport News, VA, School District Revenue Lease, School Board:
2.5%, 11/1/2005	750,000	748,065
2.5%, 11/1/2006	790,000	780,583
3.0%, 11/1/2007	835,000	828,187
3.2%, 11/1/2008	885,000	878,097
3.2%, 11/1/2009	940,000	925,599
3.3%, 11/1/2010	995,000	976,065
3.5%, 11/1/2011	1,055,000	1,037,202
3.65%, 11/1/2012	1,125,000	1,104,480
3.75%, 11/1/2013	1,195,000	1,169,845
4.0%, 11/1/2014	1,270,000	1,256,335
4.1%, 11/1/2015	1,930,000	1,907,593
Pulaski, VA, Hospital & Healthcare Revenue, ETM, 6.375%, 10/1/2007	40,000	42,145
Suffolk, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, Brooke Ridge LLC, 5.25%, 10/1/2018 (c)	1,500,000	1,562,940
Virginia, Commonwealth Transportation Board Revenue, US Rte. 58 Corridor Development Project, Series B, 5.375%, 5/15/2012	4,700,000	5,168,684
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,350
		22,752,315
Washington 1.7%
King County, WA, Public Housing Revenue, Series A, 5.05%, 7/1/2013 (c)	3,400,000	3,476,874
Washington, General Obligation, Series A, 5.75%, 7/1/2013	4,275,000	4,423,514
Washington, Housing Finance Authority, Nonprofit Housing Revenue, Series B, 5.1%, 7/1/2010, US Bank NA (b)	60,000	61,766
Washington, Housing Finance Communication, Multi-Family Revenue, Alderbrook Apartments Project, Series A, AMT, 4.9%, 7/1/2030, JPMorgan Chase Bank (b)	3,000,000	3,004,050
Washington, Housing Finance Communication, Multi-Family Revenue, Summit Apartments Project, Series A, AMT, 4.9%, 7/1/2030, Bank One Arizona NA (b)	140,000	140,189
Washington, Housing Finance, Single Family Program, Series 4N, 5.55%, 12/1/2016	25,000	25,062
Washington, Public Power Supply, System Nuclear Project No. 2 Revenue, Series A, 5.6%, 7/1/2009 (c)	1,000,000	1,050,850
		12,182,305
West Virginia 2.3%
Braxton County, WV, Pollution Control Revenue, Solid Waste Disposal, AMT, 6.5%, 4/1/2025	4,500,000	4,591,170
West Virginia, School Building Authority Revenue, Capital Improvements, 5.6%, 7/1/2015 (c)	10,915,000	11,710,376
Wood County, WV, Building Community, St. Joseph's Hospital Parkersburg, ETM, 6.625%, 1/1/2006 (c)	230,000	230,083
		16,531,629
Wisconsin 1.0%
Milwaukee, WI, Sewer District, Series A, 5.5%, 10/1/2010	4,615,000	4,869,748
Wisconsin, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Aurora Health Care Inc., 5.25%, 8/15/2017 (c)	2,125,000	2,253,116
		7,122,864
Total Municipal Bonds and Notes (Cost $669,346,860)		670,155,111

Municipal Inverse Floating Rate Notes 0.8%
California 0.2%
California State General Obligation, Inverse Floater, Series PA-1292, 5.25%, 2/1/2015 (c)	115,000	1,419,604
New York 0.2%
New York, NY, General Obligation, Inverse Floater, Series PA-1291, 5.0%, 3/1/2016 (c)	365,000	1,477,385
Pennsylvania 0.4%
Pennsylvania, General Obligation, 8.21%, 8/1/2017	1,000,000	2,685,300
Total Municipal Inverse Floating Rate Notes (Cost $5,092,360)		5,582,289
	Shares	Value ($)

Mutual Funds 4.2%
Blackrock Provident Institutional Funds, 4.0% (Cost $30,172,820)	30,172,820	30,172,820
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $704,612,040) (a)	99.4	705,910,220
Other Assets and Liabilities, Net	0.6	4,186,676
Net Assets	100.0	710,096,896

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of April 30, 2005.

(a) The cost for federal income tax purposes was $704,634,446. At April 30, 2005, net unrealized appreciation for all securities based on tax cost was $1,275,774. This consisted of aggregate gross unrealized appreciation of $4,494,250 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,218,476.

(b) The security incorporates a letter of credit from a major bank.

(c) Bond is insured by one of these companies:

		As a % of Total Investment Portfolio
ACA	American Capital Access	2.1
AMBAC	American Municipal Bond Assurance Corp.	7.9
BIGI	Bond Investors Guaranty Insurance	0.3
CONNIE LEE	College Construction Loan Insurance Association	0.7
FGIC	Financial Guaranty Insurance Company	3.4
FSA	Financial Security Assurance, Inc.	3.1
MBIA	Municipal Bond Insurance Association	9.5
RADIAN	RADIAN Asset Assurance Incorporated	1.6
XLCA	XL Capital Assurance	0.1

(d) Taxable issue.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At April 30, 2005, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Depreciation ($)
9/7/2005 9/7/2010	72,000,000+	Fixed — 4.487%	Floating — LIBOR	(115,200)
4/13/2006 4/13/2016	7,000,000++	Fixed — 5.107%	Floating — LIBOR	(158,900)
4/15/2006 4/15/2015	7,300,000++	Fixed — 4.957%	Floating — LIBOR	(98,550)
4/21/2006 4/21/2017	6,300,000++	Fixed — 4.871%	Floating — LIBOR	(10,710)
Total unrealized depreciation on open interest rate swaps				(383,360)

Counterparties:

+ Citibank, N.A.

++ Merrill Lynch & Co.

LIBOR: Represents the London InterBank Offered Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of April 30, 2005 (Unaudited)
Assets
Investments in securities, at value (cost $704,612,040)	$ 705,910,220
Receivable for investments sold	12,740,033
Receivable for Fund shares sold	1,157,829
Interest receivable	8,662,295
Other assets	79,160
Total assets	728,549,537
Liabilities
Payable for investments purchased	16,493,417
Dividends payable	260,622
Payable for Fund shares redeemed	778,955
Net unrealized depreciation on Interest rate swaps	383,360
Accrued investment advisory fee	224,779
Other accrued expenses and payables	311,508
Total liabilities	18,452,641
Net assets, at value	$ 710,096,896
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(499,291)
Net unrealized appreciation (depreciation) on: Investments	1,298,180
Interest rate swaps	(383,360)
Accumulated net realized gain (loss)	(6,077,159)
Paid-in capital	715,758,526
Net assets, at value	$ 710,096,896

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of April 30, 2005 (Unaudited) (continued)
Net Asset Value
Class A Net assets applicable to shares outstanding	$ 133,244,612
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	12,953,224
Net Asset Value and redemption price(a) per share	$ 10.29
Maximum offering price per share (100 ÷ 98.00 of $10.29)	$ 10.50
Class B Net assets applicable to shares outstanding	$ 6,048,109
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	588,104
Net Asset Value, offering and redemption price(a) per share	$ 10.28
Class C Net assets applicable to shares outstanding	$ 58,841,407
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	5,723,154
Net Asset Value, offering and redemption price(a) per share	$ 10.28
Investment Class Net assets applicable to shares outstanding	$ 273,836,496
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	26,633,098
Net Asset Value, offering and redemption price(a) per share	$ 10.28
Class S Net assets applicable to shares outstanding	$ 605,155
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	58,854
Net Asset Value, offering and redemption price(a) per share	$ 10.28
Institutional Class Net assets applicable to shares outstanding	$ 237,521,117
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	23,093,720
Net Asset Value, offering and redemption price(a) per share	$ 10.29

The accompanying notes are an integral part of the financial statements.

(a) Redemption price per shares held less than 15 days is equal to net asset value less a 2% redemption fee.

Statement of Operations for the six months ended April 30, 2005 (Unaudited)
Investment Income
Income: Interest	$ 11,927,928
Expenses: Investment advisory fee	1,531,507
Administration fee	459,522
Custodian fees	15,741
Distribution service fee	562,850
Auditing	23,571
Legal	17,108
Trustees' fees and expenses	16,773
Reports to shareholders	11,165
Registration fees	39,515
Other	29,041
Total expenses, before expense reductions	2,706,793
Expense reductions	(27,010)
Total expenses, after expense reductions	2,679,783
Net investment income	9,248,145
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(899,469)
Interest rate swaps	763,000
(136,469)
Net unrealized appreciation (depreciation) during the period on: Investments	(3,480,029)
Interest rate swaps	192,640
(3,287,389)
Net gain (loss) on investment transactions	(3,423,858)
Net increase (decrease) in net assets resulting from operations	$ 5,824,287

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Operations: Net investment income	$ 9,248,145	$ 21,343,681
Net realized gain (loss) on investment transactions	(136,469)	(1,892,728)
Net unrealized appreciation (depreciation) during the period on investment transactions	(3,287,389)	273,445
Net increase (decrease) in net assets resulting from operations	5,824,287	19,724,398
Distributions to shareholders from: Net investment income: Class A	(1,694,569)	(3,601,937)
Class B	(53,300)	(111,935)
Class C	(524,682)	(1,243,838)
Investment Class	(3,491,765)	(6,102,878)
Class S	(860)	—
Institutional Class	(3,650,861)	(10,751,755)
Fund share transactions: Proceeds from shares sold	129,770,050	543,381,708
Reinvestment of distributions	4,868,857	12,324,950
Cost of shares redeemed	(261,225,204)	(629,711,104)
Redemption fees	5,657	—
Net increase (decrease) in net assets from Fund share transactions	(126,580,640)	(74,004,446)
Increase (decrease) in net assets	(130,172,390)	(76,092,391)
Net assets at beginning of period	840,269,286	916,361,677
Net assets at end of period (including accumulated distributions in excess of net investment income of $499,291 and $331,399, respectively)	$ 710,096,896	$ 840,269,286

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended October 31,	2005[a]	2004	2003[c]
Selected Per Share Data
Net asset value, beginning of period	$ 10.33	$ 10.36	$ 10.40
Income from investment operations: Net investment income	.12[b]	.25[b]	.18
Net realized and unrealized gain (loss) on investment transactions	(.04)	(.03)	(.04)
Total from investment operations	.08	.22	.14
Less distributions from: Net investment income	(.12)	(.25)	(.18)
Redemption fees	.00***	—	—
Net asset value, end of period	$ 10.29	$ 10.33	$ 10.36
Total Return (%)[d]	.79e**	2.20[e]	1.31**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	133	159	126
Ratio of expenses before expense reductions (%)	.81*	.81	.80*
Ratio of expenses after expense reductions (%)	.80*	.80	.80*
Ratio of net investment income (loss) (%)	2.32*	2.43	2.34*
Portfolio turnover rate (%)	30*	38	34*

[a] For the six months ended April 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] For the period from February 28, 2003 (commencement of operations of Class A shares) to October 31, 2003.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B
Years Ended October 31,	2005[a]	2004	2003[c]
Selected Per Share Data
Net asset value, beginning of period	$ 10.33	$ 10.35	$ 10.40
Income from investment operations: Net investment income	.08[b]	.17[b]	.12
Net realized and unrealized gain (loss) on investment transactions	(.05)	(.01)	(.05)
Total from investment operations	.03	.16	.07
Less distributions from: Net investment income	(.08)	(.18)	(.12)
Redemption fees	.00***	—	—
Net asset value, end of period	$ 10.28	$ 10.33	$ 10.35
Total Return (%)[d]	.33**	1.46	.81**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	7	6
Ratio of expenses (%)	1.54*	1.55	1.54*
Ratio of net investment income (%)	1.58*	1.68	1.61*
Portfolio turnover rate (%)	30*	38	34*

[a] For the six months ended April 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] For the period from February 28, 2003 (commencement of operations of Class B shares) to October 31, 2003.

[d] Total return does not reflect the effect of any sales charges.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C
Years Ended October 31,	2005[a]	2004	2003[c]
Selected Per Share Data
Net asset value, beginning of period	$ 10.33	$ 10.35	$ 10.40
Income from investment operations: Net investment income	.08[b]	.17[b]	.12
Net realized and unrealized gain (loss) on investment transactions	(.05)	(.01)	(.05)
Total from investment operations	.03	.16	.07
Less distributions from: Net investment income	(.08)	(.18)	(.12)
Redemption fees	.00***	—	—
Net asset value, end of period	$ 10.28	$ 10.33	$ 10.35
Total Return (%)[d]	.33**	1.55	.71**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	59	71	66
Ratio of expenses (%)	1.54*	1.55	1.54*
Ratio of net investment income (%)	1.58*	1.68	1.61*
Portfolio turnover rate (%)	30*	38	34*

[a] For the six months ended April 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] For the period from February 28, 2003 (commencement of operations of Class C shares) to October 31, 2003.

[d] Total return does not reflect the effect of any sales charges.

* Annualized

** Not annualized

*** Amount is less than $.005.

Investment Class
Years Ended October 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 10.33	$ 10.34	$ 10.33	$ 10.32	$ 10.16	$ 10.11
Income from investment operations:
Net investment income	.13[b]	.28[b]	.29	.39	.44	.47
Net realized and unrealized gain (loss) on investment transactions	(.05)	(.02)	.01	.01	.16	.05
Total from investment operations	.08	.26	.30	.40	.60	.52
Less distributions from: Net investment income	(.13)	(.27)	(.29)	(.39)	(.44)	(.47)
Redemption fees	.00***	—	—	—	—	—
Net asset value, end of period	$ 10.28	$ 10.33	$ 10.34	$ 10.33	$ 10.32	$ 10.16
Total Return (%)	.90**	2.38	3.06[c]	3.93[c]	6.03[c]	5.24[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	274	268	177	50	6.19
Ratio of expenses before expense reductions (%)	.59*	.56[d]	.75	.85	.87	.96
Ratio of expenses after expense reductions (%)	.59*	.56[d]	.71	.80	.80	.80
Ratio of net investment income (%)	2.53*	2.67	2.76	3.59	3.95	4.78
Portfolio turnover rate (%)	30*	38	34	34	63	52

[a] For the six months ended April 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total returns would have been lower had certain expenses not been reduced.

[d] The expense ratio includes a one-time adjustment. Without the effect of this adjustment the expense ratio would have been 0.64%.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.30
Income from investment operations: Net investment income[b]	.05
Net realized and unrealized gain (loss) on investment transactions	(.02)
Total from investment operations	.03
Less distributions from: Net investment income	(.05)
Redemption fees	.00***
Net asset value, end of period	$ 10.28
Total Return (%)[c]	.76**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1
Ratio of expenses before expense reductions (%)	.81*
Ratio of expenses after expense reductions (%)	.71*
Ratio of net investment income (%)	2.91*
Portfolio turnover rate (%)	30*

[a] For the period from February 28, 2005 (commencement of operations of Class S shares) to April 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total returns would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class
Years Ended October 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 10.33	$ 10.35	$ 10.34	$ 10.33	$ 10.16	$ 10.11
Income from investment operations:
Net investment income	.13[b]	.28[b]	.31	.41	.47	.50
Net realized and unrealized gain (loss) on investment transactions	(.04)	(.01)	.01	.01	.17	.05
Total from investment operations	.09	.27	.32	.42	.64	.55
Less distributions from: Net investment income	(.13)	(.29)	(.31)	(.41)	(.47)	(.50)
Redemption fees	.00***	—	—	—	—	—
Net asset value, end of period	$ 10.29	$ 10.33	$ 10.35	$ 10.34	$ 10.33	$ 10.16
Total Return (%)[c]	.81**	2.52	3.14	4.29	6.40	5.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	238	336	542	317	155	192
Ratio of expenses before expense reductions (%)	.56*	.56	.56	.60	.62	.71
Ratio of expenses after expense reductions (%)	.55*	.55	.55	.55	.55	.55
Ratio of net investment income (%)	2.57*	2.68	2.92	3.88	4.60	5.26
Portfolio turnover rate (%)	30*	38	34	34	63	52

[a] For the six months ended April 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total returns would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Short-Term Municipal Bond Fund (the "Fund") is a diversified series of Scudder MG Investments Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Investment Class shares are not subject to initial or contingent deferred sales charges. On February 28, 2005, the Fund commenced offering Class S shares. Class S shares are not subject to initial or contingent deferred sales charges. Class S shares are not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Inverse Floaters. Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The derivative debt instrument in which the Fund invests is a tender option bond trust (the "trust") established by a financial institution or broker consisting of underlying municipal obligations with relatively long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund has the price risk of the underlying municipal obligations at the applicable leverage factors that can range from 2 to 10 times. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after the trade date.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Swap Agreements. The Fund may enter into interest rate swap transactions to reduce the interest rate risk inherent in the Fund's underlying investments. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation. The payment obligations would be based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by the counterparty and the change in value is recorded as unrealized appreciation or depreciation.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At October 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $5,917,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2008 ($1,488,000), October 31, 2010 ($506,000), October 31, 2011 ($2,025,000) and October 31, 2012 ($1,898,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under sections 382-383 of the Internal Revenue Code.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Effective February 1, 2005, the Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended April 30, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated $109,637,921 and $199,545,786, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor and Administrator for the Fund.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The investment advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.40% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. For its services as Administrator, DeAM, Inc. receives a fee (the "Administration Fee") of 0.12% of the average daily net assets for Class A, B, C, Investment Class and Institutional Class shares and 0.37% of the average daily net assets of Class S shares, computed and accrued daily and payable monthly. For the six months ended April 30, 2005, the Administration Fee was as follows:

Administration Fee	Total Aggregated	Unpaid at April 30, 2005
Class A	$ 86,029	$ 18,897
Class B	3,921	664
Class C	38,545	6,067
Investment Class	162,106	26,450
Class S	103	103
Institutional Class	168,818	52,304
	$ 459,522	$ 104,485

For the six months ended April 30, 2005, the Advisor and Administrator contractually agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses of the Fund as follows:

Contractual Expense Limits
Class A	.80%
Class B	1.55%
Class C	1.55%
Investment Class	.80%
Class S	.71%
Institutional Class	.55%

Under these agreements, the Administrator waived and reimbursed $20,124 of expenses of the Fund.

Distribution Agreement. Under the Distribution Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of the average daily net assets of the Class A shares and 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class A, B and C shares. For the six months ended April 30, 2005, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2005
Class A	$ 179,227	$ 30,073
Class B	24,506	3,757
Class C	240,909	37,009
	$ 444,642	$ 70,839

In addition, SDI provides information and administrative services ("Shareholder Servicing Fee") to Class B, C and Investment Class shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI, or an affiliate, in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2005, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at April 30, 2005	Annualized Effective Rate
Class B	$ 7,432	$ 1,758.23%
Class C	72,770	20,937.23%
Investment Class	38,006	34,432.03%
	$ 118,208	$ 57,127

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2005 aggregated $15,800.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C of the value of the shares redeemed. For the six months ended April 30, 2005, the CDSC for Class B and C shares was $23,292 and $20,395, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2005, SDI received $5,250.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee and Executive Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Insurance Brokerage Commissions. The Fund paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has reimbursed the Fund for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Fund. The amounts for 2002 and 2003 were $185 and $583, respectively.

D. Expense Reductions

For the six months ended April 30, 2005, the advisor agreed to reimburse the Fund $6,749, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended April 30, 2005, the Fund's custodian fees were reduced by $137 for custody credits earned.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2005		Year Ended October 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,314,277	$ 23,836,993	10,230,363	$ 105,857,584
Class B	24,201	249,066	266,545	2,752,772
Class C	358,869	3,692,933	3,121,421	32,297,524
Investment Class	5,828,321	60,012,888	18,615,531	192,478,484
Class S*	59,081	607,051	—	—
Institutional Class	4,013,978	41,371,119	20,258,841	209,995,344
		$ 129,770,050		$ 543,381,708
Shares issued to shareholders in reinvestment of distributions
Class A	93,522	$ 963,339	199,250	$ 2,061,449
Class B	3,672	37,806	7,073	73,136
Class C	31,991	329,239	74,806	773,489
Investment Class	98,299	1,011,393	150,731	1,557,605
Class S*	64	655	—	—
Institutional Class	245,272	2,526,425	759,133	7,859,271
		$ 4,868,857		$ 12,324,950
Shares redeemed
Class A	(4,792,686)	$ (49,395,807)	(7,252,834)	$ (74,980,250)
Class B	(128,466)	(1,323,680)	(133,201)	(1,376,614)
Class C	(1,506,625)	(15,514,069)	(2,734,694)	(28,253,764)
Investment Class	(5,257,546)	(54,131,962)	(9,913,535)	(102,409,138)
Class S*	(291)	(3,069)	—	—
Institutional Class	(13,670,112)	(140,856,617)	(40,830,968)	(422,691,338)
		$ (261,225,204)		$ (629,711,104)
Redemption fees		$ 5,657		$ —
Net increase (decrease)
Class A	(2,384,887)	$ (24,595,385)	3,176,779	$ 32,938,783
Class B	(100,593)	(1,036,808)	140,417	1,449,294
Class C	(1,115,765)	(11,491,897)	461,533	4,817,249
Investment Class	669,074	6,896,819	8,852,727	91,626,951
Class S*	58,854	604,697	—	—
Institutional Class	(9,410,862)	(96,958,066)	(19,812,994)	(204,836,723)
		$ (126,580,640)		$ (74,004,446)

* For the period from February 28, 2005, (commencement of operations for Class S shares) to April 30, 2005.

F. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 10 percent and 33 percent, respectively, of their net assets under the agreement.

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Account Management Resources

For shareholders of Classes A, B, C, Institutional and Investment

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Investment Class	Institutional Class
Nasdaq Symbol	SRMAX	SRMBX	SRMCX	MSMSX	MGSMX
CUSIP Number	81116P-725	81116P-717	81116P-691	81116P-675	81116P-683
Fund Number	436	636	736	819	536

For shareholders of Class S

Automated Information Lines	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class S
Nasdaq Symbol	SRMSX
Fund Number	336
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments,
Attention: Correspondence — Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

For Class S only:

Scudder Investments
Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

September 2004

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short-Term Municipal Bond Fund, a
                                    series of Scudder MG Investments Trust

By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Short-Term Municipal Bond Fund, a
                                    series of Scudder MG Investments Trust

By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 1, 2005

By:                                 /s/Paul Schubert
                                    ------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               July 1, 2005